Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	956,442,423.38	43,843
Yield Supplement Overcollateralization Amount 12/31/21	25,030,493.92	0
Receivables Balance 12/31/21	981,472,917.30	43,843
Principal Payments	36,421,207.28	1,463
Defaulted Receivables	807,974.11	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	23,785,060.59	0
Pool Balance at 01/31/22	920,458,675.32	42,348

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.50%
Prepayment ABS Speed	1.70%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,649,021.22	263
Past Due 61-90 days	2,215,918.43	83
Past Due 91-120 days	241,358.14	12
Past Due 121+ days	0.00	0
Total	9,106,297.79	358

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	440,666.19
Aggregate Net Losses/(Gains) - January 2022	367,307.92
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.45%
Prior Net Losses/(Gains) Ratio	0.49%
Second Prior Net Losses/(Gains) Ratio	0.40%
Third Prior Net Losses Ratio/(Gains)	0.13%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.12%

Overcollateralization Target Amount	10,585,274.77
Actual Overcollateralization	10,585,274.77
Weighted Average Contract Rate	3.91%
Weighted Average Contract Rate, Yield Adjusted	5.20%
Weighted Average Remaining Term	55.65

Flow of Funds	$ Amount
Collections	40,076,839.22
Investment Earnings on Cash Accounts	90.92
Servicing Fee	(817,894.10)
Transfer to Collection Account	-
Available Funds	39,259,036.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	267,188.95
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,434,660.19
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,585,274.77
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,381,846.63

Total Distributions of Available Funds	39,259,036.04

Servicing Fee	817,894.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 01/18/22	945,443,335.51
Principal Paid	35,569,934.96
Note Balance @ 02/15/22	909,873,400.55

Class A-1
Note Balance @ 01/18/22	22,553,335.51
Principal Paid	22,553,335.51
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2
Note Balance @ 01/18/22	385,010,000.00
Principal Paid	13,016,599.45
Note Balance @ 02/15/22	371,993,400.55
Note Factor @ 02/15/22	96.6191529%

Class A-3
Note Balance @ 01/18/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	385,010,000.00
Note Factor @ 02/15/22	100.0000000%

Class A-4
Note Balance @ 01/18/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	100,230,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	35,090,000.00
Note Factor @ 02/15/22	100.0000000%

Class C
Note Balance @ 01/18/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	17,550,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	307,254.45
Total Principal Paid	35,569,934.96
Total Paid	35,877,189.41

Class A-1
Coupon	0.11273%
Interest Paid	1,977.45
Principal Paid	22,553,335.51
Total Paid to A-1 Holders	22,555,312.96

Class A-2
Coupon	0.22000%
Interest Paid	70,585.17
Principal Paid	13,016,599.45
Total Paid to A-2 Holders	13,087,184.62

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2633106
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.4826804
Total Distribution Amount	30.7459910

A-1 Interest Distribution Amount	0.0081043
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	92.4317029
Total A-1 Distribution Amount	92.4398072

A-2 Interest Distribution Amount	0.1833333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	33.8084711
Total A-2 Distribution Amount	33.9918044

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	209.02
Noteholders' Third Priority Principal Distributable Amount	493.39
Noteholders' Principal Distributable Amount	297.59

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	2,924,574.03
Investment Earnings	62.31
Investment Earnings Paid	(62.31)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,889,128.28	$6,578,306.02	$4,602,431.73
Number of Extensions	165	232	159
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.64%	0.43%